owners' equity	6 Months Ended
Jun. 30, 2020
owners' equity
owners' equity

28   owners' equity

(a)  Common Share capital - general

Our authorized share capital is as follows:

	June 30,		December 31,
As at	2020		2019
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion*

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66‑2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

During the three-month period ended March 31, 2020, we issued approximately 58 million* shares for gross proceeds of $1.5 billion.

As at June 30, 2020, approximately 32 million* Common Shares were reserved for issuance, from Treasury, under a dividend reinvestment and share purchase plan (see Note 13(b)), approximately 24 million* Common Shares were reserved for issuance, from Treasury, under a restricted share unit plan (see Note 14(b)) and approximately 93 million* Common Shares were reserved for issuance, from Treasury, under a share option plan (see Note 14(d)).

(b)  Common Share split

On February 13, 2020, we announced a subdivision of our Common Shares on a two-for-one basis to be effected March 17, 2020. All references, unless otherwise indicated, to the number of shares authorized, the number of shares outstanding, the number of shares reserved; per share amounts and share-based compensation information in the consolidated financial statements have been retrospectively restated to reflect the impact of the subdivision.

(c)  Purchase of Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. In December 2019, we received approval for a normal course issuer bid to purchase and cancel up to 16 million* of our Common Shares (up to a maximum amount of $250 million) from January 2, 2020, to January 1, 2021.

(d)  Subsidiary with significant non-controlling interest

Our TELUS International (Cda) Inc. subsidiary is incorporated under the Business Corporations Act (British Columbia) and has geographically dispersed operations with principal places of business in Asia, Central America, Europe and North America. During the three-month period ended March 31, 2020, non-controlling shareholders purchased TELUS International (Cda) Inc. shares from treasury for $209 million, which resulted in the non-controlling interests’ ownership interest increasing to 37.7% as at March 31, 2020, up from 35.9% as at December 31, 2019. Associated with the transaction, an adjustment reflecting the approximately 1.8% increase in the non-controlling interest in the net book value of the subsidiary was credited to non-controlling interests in our Consolidated statement of changes in owners’ equity, and the net balance of proceeds was credited to contributed surplus.

On a continuing basis, we review our corporate organization and effect changes as appropriate so as to enhance the value of TELUS Corporation. This process can affect our subsidiaries, including TELUS International (Cda) Inc.; during the three-month period ended June 30, 2020, this process resulted in the non-controlling interests’ ownership interest decreasing to 36.2% as at June 30, 2020, with an adjustment reflecting the approximately 1.5% decrease in the non-controlling interest in the net book value of the subsidiary having been credited to non-controlling interests in our Consolidated statement of changes in owners’ equity, offset by an equal amount having been charged to contributed surplus.

Summarized financial information

	Three months		Six months
As at, or for the three-month and six-month periods ended (millions) [1]	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019	December 31, 2019
Statement of financial position
Current assets			$591		$437
Non-current assets			$2,763		$1,057
Current liabilities			$586		$531
Non-current liabilities			$1,838		$647
Statement of income and other comprehensive income
Revenue	$611	$336	$1,077	$645
Net income	$71	$8	$78	$33
Comprehensive income	$45	$19	$85	$51
(1)	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).